Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Operating profit		kr 1,471		kr 1,305		kr 1,238
Adjustments for non-cash items in operating profit		329		69		140
of which provision for credit losses, net		34		(41)		153
of which depreciation and impairment of non-financial assets		94		80		51
of which exchange-rate differences		7		(2)		5
of which unrealized changes in fair value		(24)		(21)		(69)
of which other	[1]	218		53		0
Income tax paid		(420)		(263)		(311)
Increase (-)/decrease (+) in lending		(17,970)		16,900		(37,824)
Increase (-)/decrease (+) in bonds and securities held		(12,027)		1,230		4,276
Other changes in assets and liabilities - net		380		1,334		14,493
Cash flow from operating activities		(28,237)		20,575		(17,988)
Investing activities
Investments		(70)		(242)		(35)
Cash flow from investing activities		(70)		(242)		(35)
Financing activities
Senior debt		169,473		88,328		153,518
Repayments of debt		(149,831)		(97,435)		(119,143)
Repurchase and early redemption of own long-term debt		(8,849)		(1,851)		(4,915)
Derivatives		9,770		(1,523)		(8,651)
Dividend paid		(414)		(290)
Payment of lease liability		(23)		(24)		(27)
Cash flow from financing activities		20,126		(12,795)		20,782
Net cash flow for the period		(8,181)		7,538		2,759
Cash and cash equivalents at beginning of the year		11,128	[2]	3,362	[2]	1,362
Exchange-rate differences on cash and cash equivalents		1,113		228		(759)
Cash and cash equivalents at end of year	[2]	4,060		11,128		3,362
of which cash at banks		255		427		561
of which cash equivalents		3,805		10,701		2,801
Interest payments received and expenses paid
Interest payments received		4,485		2,801		4,329
Interest expenses paid		kr 2,233		kr 862		kr 2,861

[1]	Of which other includes accrued interest, taxes not paid and changes in other comprehensive income.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.